CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,768)	$ (5,221)	$ (4,739)
Other comprehensive income (loss):
Change in foreign currency translation adjustments		5
Available-for-sale investments:
Change in net unrealized gains (loss)	(1)	4		[1]
Other comprehensive income (loss)	(1)	9
Comprehensive loss	$ (1,769)	$ (5,212)	$ (4,739)

[1]	Represents an amount less than $1.